S-K 1602(c) Dilution - USD ($)		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2026
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
No Redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.74
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.74
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share		(1.28)
Net Tangible Book Value, Amount of Dilution, per Share		11.28
Net Tangible Book Value, Adjusted, per Share	(1.28)	$ (1.28)
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (27,827)
Net Tangible Book Value, Proceeds from Offering		346,000,000
Net Tangible Book Value, Adjusted		$ (11,068,067)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		8,625,000
Number of Shares Used, Offering		34,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		8,625,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	11.28
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share		(1.31)
Net Tangible Book Value, Amount of Dilution, per Share		11.31
Net Tangible Book Value, Adjusted, per Share	(1.31)	$ (1.31)
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (27,827)
Net Tangible Book Value, Proceeds from Offering		301,000,000
Net Tangible Book Value, Adjusted		$ (9,805,467)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		8,625,000
Number of Shares Used, Offering		30,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		7,500,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	11.31
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (345,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(34,500,000)
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (300,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(30,000,000)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (12,075,000)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		(10,500,000)
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (312,400)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(1,125,000)
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 34,760
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 34,760
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share		7.18
Net Tangible Book Value, Amount of Dilution, per Share		2.82
Net Tangible Book Value, Adjusted, per Share	7.18	$ 7.18
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (27,827)
Net Tangible Book Value, Proceeds from Offering		346,000,000
Net Tangible Book Value, Adjusted		$ 247,681,933
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		8,625,000
Number of Shares Used, Offering		34,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		34,500,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.82
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share		7.17
Net Tangible Book Value, Amount of Dilution, per Share		2.83
Net Tangible Book Value, Adjusted, per Share	7.17	$ 7.17
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (27,827)
Net Tangible Book Value, Proceeds from Offering		301,000,000
Net Tangible Book Value, Adjusted		$ 215,194,533
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		8,625,000
Number of Shares Used, Offering		30,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		30,000,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.83
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (86,250,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(8,625,000)
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (75,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(7,500,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (12,075,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		(10,500,000)
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (312,400)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(1,125,000)
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 34,760
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 34,760
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share		6.24
Net Tangible Book Value, Amount of Dilution, per Share		3.76
Net Tangible Book Value, Adjusted, per Share	6.24	$ 6.24
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (27,827)
Net Tangible Book Value, Proceeds from Offering		346,000,000
Net Tangible Book Value, Adjusted		$ 161,431,933
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		8,625,000
Number of Shares Used, Offering		34,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		25,875,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.76
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share		6.23
Net Tangible Book Value, Amount of Dilution, per Share		3.77
Net Tangible Book Value, Adjusted, per Share	6.23	$ 6.23
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (27,827)
Net Tangible Book Value, Proceeds from Offering		301,000,000
Net Tangible Book Value, Adjusted		$ 140,194,533
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		8,625,000
Number of Shares Used, Offering		30,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		22,500,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.77
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (172,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(17,250,000)
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (150,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(15,000,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (12,075,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		(10,500,000)
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (312,400)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(1,125,000)
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 34,760
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 34,760
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share		4.36
Net Tangible Book Value, Amount of Dilution, per Share		5.64
Net Tangible Book Value, Adjusted, per Share	4.36	$ 4.36
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (27,827)
Net Tangible Book Value, Proceeds from Offering		346,000,000
Net Tangible Book Value, Adjusted		$ 75,181,933
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		8,625,000
Number of Shares Used, Offering		34,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		17,250,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.64
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share		4.35
Net Tangible Book Value, Amount of Dilution, per Share		5.65
Net Tangible Book Value, Adjusted, per Share	4.35	$ 4.35
Net Tangible Book Value [Line Items]
Net Tangible Book Value		$ (27,827)
Net Tangible Book Value, Proceeds from Offering		301,000,000
Net Tangible Book Value, Adjusted		$ 65,194,533
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction		8,625,000
Number of Shares Used, Offering		30,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted		15,000,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 5.65
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (258,750,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(25,875,000)
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (225,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(22,500,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (12,075,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		(10,500,000)
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ (312,400)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		(1,125,000)
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 34,760
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution		$ 34,760